Cover	Jan. 18, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 18, 2022
Entity Registrant Name	Charlotte’s Web Holdings, Inc.
Entity Incorporation, State or Country Code	A1
Entity File Number	000-56364
Entity Tax Identification Number	98-1508633
Entity Address, Address Line One	1801 California Street, Suite 4800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	617-7303
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001750155